Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.
Recently Adopted Accounting Pronouncements
Adoption of ASU 2023-09
In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
(“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted. Beginning January 1, 2025, the Group adopted ASU 2023-09 prospectively.
Comparative Information
Certain items in the consolidated financial statements have been reclassified to conform with current year’s presentation.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations and amounts of variable considerations of revenue contracts, the allowance for credit losses, fair values of certain debt and equity investments, future viewership consumption patterns and useful lives of licensed copyrights and produced content, future revenue generated by the broadcasting and sublicensing rights of content assets (licensed and produced), ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced contents monetized as a film group or individually, the useful lives and impairment of long-lived assets, impairment of long-term investments and goodwill, the purchase price allocation, deferred tax valuation allowance, the fair value of share-based awards and estimated forfeitures for share-based awards among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.
Currency Translation for Financial Statements Presentation
Translations of amounts from RMB into U.S. dollars (US$) for the convenience of the reader have been calculated at the exchange rate of RMB6.9931 per US$1.00 on December 31, 2025, the last business day in fiscal year 2025, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.
Foreign Currency
The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC Topic 830,
Foreign Currency Matters
. The Group uses the RMB as its reporting currency. The Group uses the exchange rate as of the balance sheet date to translate its assets and liabilities and the average daily exchange rate for each month to translate its income and expense items to reporting currency. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are measured and recorded into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at
the balance sheet date. Exchange gains and losses are included in earnings as a component of “Other income”.

Segment Reporting
As of December 31, 2024 and 2025, the Group had two
reportable segments, Baidu General Business and iQIYI. Baidu General Business mainly provides online marketing services and others including cloud services. iQIYI produces, aggregates and distributes a wide variety of professionally produced content, as well as a broad spectrum of other video content, in a variety of formats.
The Group’s chief executive officer, who has been identified as the chief operating decision maker (“CODM”), reviews the operating results of Baidu General Business and iQIYI, to allocate resources and assess the Group’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC Topic 280,
 Segment Reporting.
Business Combinations
The Group accounts for its business combinations using the acquisition method in accordance with ASC Topic 805,
Business Combinations
. The acquisition method requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in “Others, net” in the consolidated statements of
comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.
Cash that is restricted as to withdrawal for use is reported as “Restricted cash” in the consolidated balance sheets.
Accounts Receivable and Contract Assets, net
Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. The Group maintains an allowance for credit losses in accordance with ASC Topic 326,
Credit Losses
(“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “Selling, general and administrative” in the consolidated statements of comprehensive income. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.
Transfer of Financial Assets
The Group accounts for transfers of financial assets in accordance with ASC Topic 860,
Transfers and
Servicing
(“ASC 860”). For a transfer of financial assets considered as a sale, the assets would be derecognized from the Group’s consolidated balance sheets. If the conditions for a sale required by ASC 860 are not met, the transfer is considered to be a secured borrowing and the assets remain on the consolidated balance sheets while the sale proceeds are recorded as a secured borrowing.

Investments
Short-term investments
All highly liquid investments with original maturities less than twelve months are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.
The Group accounts for short-term debt investments in accordance with ASC Topic 320,
Investments – Debt Securitie
s (“ASC 320”)
.
The Group classifies the short-term investments in debt investments as held-to-maturity,
trading or
available-for-sale,
whose classification determines the respective accounting methods stipulated by ASC 320.
Interest income for all categories of investments described above are included in earnings.
Investments that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity
investments and stated at amortized cost less allowance for credit losses.
Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading investments, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
debt investments, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive loss” on the consolidated balance sheets.
The allowance for credit losses of the
held-to-maturity
debt investments reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity
debt investments and is charged to “Others, net” in the consolidated statements of comprehensive income.
Long-term investments
The Group’s long-term investments consist of equity method investments, equity investments with readily determinable fair value, equity investments without readily determinable fair value, equity investments in private equity funds, other investments accounted for at fair value and available-for-sale
debt investments.
Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323,
Investments-Equity Method and Joint Ventures
(“ASC 323”). Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee was a consolidated subsidiary. The Group subsequently adjusts the carrying amount of its investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment and its share of each equity investee’s movement in accumulated other comprehensive income or loss is recognized in other comprehensive income (loss). When calculating its proportionate share of each equity investee’s net income or loss, the Group adjusts the net income or loss of equity investee to include accretion of preferred stock that is classified in temporary equity in the investee’s financial statements, into earnings. The Group will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Group has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Group would continue to report its share of equity method losses in its consolidated statements of comprehensive income after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Group’s other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Group adopted a one-quarter
lag in reporting for its share of equity earnings (losses) to a majority of its equity method investees.
The Group evaluates its equity method investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Group when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the investee, and the Group’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary and is allocated to the individual net assets underlying equity method investments in the following order: 1) reduce any equity method goodwill to zero; 2) reduce the individual basis differences related to the investee’s long-lived assets pro rata based on their amounts relative to the overall basis difference at the impairment date; and 3) reduce the individual basis difference of the investee’s remaining assets in a systematic and rational manner.
Equity investments in private equity funds that the Group does not have the ability to exercise significant influence are measured using the net asset value per share based on the practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) (“NAV practical expedient”).

For equity investments without readily determinable fair value and do not qualify for the NAV practical expedient, the Group elects to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Group; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.
Equity investments with readily determinable fair values represent investments in the equity securities of publicly listed companies, on which the Group does not have significant influence, and are measured at fair value, any changes in fair value are recognized in “Others, net” in the consolidated statements of comprehensive income.
For equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those investments are impaired. For equity investments that the Group elects to use the measurement alternative, the Group performs impairment assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the financial performance or business prospects of the investee, factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If impairment assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.
In accordance with ASC Subtopic
946-320,
Financial Services—Investment Companies, Investments—Debt and Equity Securities
(“ASC
946-320”)
,
the Group’s consolidated investment company accounts for long-term equity investments in unlisted companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair values of these investments are remeasured at each reporting date in accordance with ASC 820, and any changes in fair value are recognized in “Others, net” in the consolidated statements of comprehensive income.
Available-for-sale
debt investments are convertible debt instruments and investments in preferred shares that are currently redeemable at the Group’s option, and are measured at fair value. Interest income is recognized in earnings. All other changes in the carrying amount of these debt investments are recognized in other comprehensive income (loss).
Long-term time deposits and
held-to-maturity
investments
Long-term time deposits and
held-to-maturity
investments are mainly deposits in commercial banks and wealth management products issued by commercial banks and other financial institutions with maturities of greater than one year.
Investments in debt investments with maturities of greater than one year that the Group has positive intent and ability to hold to maturity are classified as long-term held-to-maturity
investments and stated at amortized cost less allowance for credit losses.
The allowance for credit losses of the held-to-maturity debt investments reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity debt investments and is charged to “Others, net” in the consolidated statements of comprehensive income.
Fair Value Measurements of Financial Instruments
Financial instruments include cash and cash equivalents, restricted cash, short-term investments, amounts due from and due to related parties, other receivables, long-term investments, notes payable, convertible senior notes and long-term loans. The carrying values of the aforementioned financial instruments included in current assets and liabilities approximate their respective fair values because of their general short maturities. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of long-term investments, notes payable and convertible senior notes that are not reported at fair value are disclosed in Note 26.

Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 10 to 15 years
Computer equipment	– 3 to 6 years
Office equipment	– 3 to 5 years
Vehicles and related machinery and equipment	– 2 to 8 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets
Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which mainly have an
estimated residual value of 4% of the cost.
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.
Licensed Copyrights, net
Licensed copyrights consist of professionally produced content acquired from external parties, such as drama series, films, variety shows, children’s content, animations, and others, along with micro dramas. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s platforms. Licensed copyrights are presented on the consolidated balance sheets as current and non-current
based on estimated time of usage.
The Group’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition.
For the right to broadcast the contents on its own platforms, the content costs are amortized with an accelerated method considering historical and estimated future viewership consumption patterns over the shorter of each content’s contractual period or estimated useful lives within ten years. Estimates of future viewership consumption patterns and estimated useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC Topic 250,
Accounting Changes and Error Corrections
(“ASC 250”). For the right to sublicense the content to external parties, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenue.
Produced Content, net
The Group produces original content
in-house
and in collaboration with external parties. Produced content primarily consists of drama series, films, variety shows, children’s content, animations, and others, along with micro dramas. The costs incurred in the physical production of original content include direct production costs, production overhead and acquisition costs. Produced content also includes cash expenditures made to acquire
a
proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred. Participation costs are accrued using the individual-film-forecast-computation method, which recognizes the costs in the same ratio as the associated ultimate revenue. Production costs for original content that are predominantly monetized in a film group are capitalized. Production costs for original content that are predominantly monetized on its own are capitalized to the extent that they are recoverable from revenue expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenue.
Ultimate revenue estimates include revenue expected to be earned from all sources during the estimated useful lives of produced content based on anticipated release patterns and historical results of similar produced content. The capitalized production costs are reported separately as “Produced content, net” on the consolidated balance sheets.
The Group amortizes produced content using an accelerated method by considering historical and estimated usage patterns, generally within ten years. Amortization costs are included in “Cost of revenue” in the consolidated statements of comprehensive income.

Impairment of Licensed Copyrights and Produced Content
The Group evaluates its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. When such events or changes in circumstances are identified, the Group assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Group mainly uses a discounted cash flow approach to determine the fair value of an individual content or film group, of which the most significant inputs include the forecasted future revenue, costs and operating expenses attributable to an individual content or the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyright and produced content within the film group on a pro rata basis using the relative carrying values of those assets.
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC Subtopic
350-20,
Intangibles—Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
As of December 31, 2024 and 2025, the Group has
three
reporting units, consisting of Baidu General Business excluding Smart Living Group (“SLG”), SLG and iQIYI.
The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC
350-20.
In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.
The Group performed quantitative assessments for the reporting units of Baidu General Business excluding SLG and SLG. The fair values of the reporting units of Baidu General Business excluding SLG and SLG were determined using the income approach and market approach as appropriate. The Group performed impairment assessment for the iQIYI reporting unit and did not believe that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount.
No impairment loss was recorded for the years presented.
Application of a goodwill impairment test requires significant management judgment and estimation, such as identification of reporting units, estimating the fair value of each reporting unit. Estimating the fair value of reporting units using income approach and market approach involved significant assumptions, such as revenue growth rates and discount rate. Changes in these assumptions could materially affect the determination of fair value for each reporting unit.
On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained.
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives.
Intangible assets have weighted average useful lives from the date of purchase as follows:

Trademarks	– 11 years
Technology and software	– 2 years
Intellectual property right	– 6 years
Others	– 6 years

Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events
or
changes
in
circumstances indicate that they might be impaired in accordance with ASC Subtopic
350-30,
Intangibles-Goodwill and Other: General Intangibles Other than Goodwill
(“ASC
350-30”).
Impairment of Long-Lived Assets Other Than Goodwill
The Group evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets in an asset group may not be fully recoverable. The Group evaluates the recoverability of the long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value.
Due to fluctuations in the external environment, in particular the rapid iteration of AI technology, and changes in the internal operations, the Group performed a recoverability test of the Core asset group and the result indicated that long-lived assets were not recoverable as of September 30, 2025. As the estimated fair value of these assets was below their carrying value, the Group recognized RMB
16.2 billion (US$2.3
billion) impairment losses. The Group determined the fair value of the Core asset group using the discounted cash flows method, a widely accepted valuation model, with the assistance of an independent third-party valuation firm. The significant assumptions used included revenue growth rates and the discount rate, all of which were classified as level 3 inputs under the fair value hierarchy (Note 26).
Leases
The Group has lease agreements with lease and
non-lease
components, which are generally accounted for separately. The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use
(ROU) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in “Other non-current
assets” on the consolidated balance sheets. As the implicit rates of most of the Group’s leases are not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.
If an ROU asset is determined to be impaired, the Group measures the impairment loss and reduces the carrying amount of the ROU asset to its impaired carrying amount. The remaining balance of the ROU asset after the impairment is amortized on a straight-line basis from the date of impairment to the earlier of the end of the useful life of the ROU asset or the end of the lease term. For operating lease, the single lease cost recognized in profit or loss after an impairment event is calculated as the sum of: (a) amortization of the remaining balance of the ROU asset after the impairment, and (b) accretion of the lease liability, determined for each remaining period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability.
Revenue Recognition
The Group’s revenue is derived principally from online marketing services and others. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Revenue is recorded net of value added taxes (“VAT”).
For arrangements that include multiple promised goods or services, the Group would evaluate all of the performance obligations in the arrangement to determine whether each performance obligation is distinct. For arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on their relative standalone selling price at contract inception. The Group generally determines standalone selling prices based on the prices charged to customers on a standalone basis or estimates it using an expected cost plus margin approach. For arrangement with multiple components that are not distinct within the context of the contract because they have significant integration and the customer can only benefit from these promised goods or services in conjunction with one another, the Group accounts for them as one performance obligation.

The Group’s revenue recognition policies by types are as follows:
Online marketing services
Performance-based online marketing services
The Group’s
pay-for-performance
(“P4P”) platform enables customers to bid for priority placement of paid sponsored links and reach users who search for information related to their products or services. P4P online marketing customers can choose from search-based and feed-based online marketing services, and select criteria for their purchase, such as daily spending limit and user profile targeted. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when a user clicks on one of the customer-sponsored links or feed-based marketing.
To the extent the Group provides online marketing services based on performance criteria other than cost-per-click
(“CPC”), revenue is recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria.
Baidu Union online marketing services
Baidu Union is a program through which the Group expands distribution of its customers’ sponsored links or advertisements by leveraging the traffic of Baidu Union partners’ online properties. The Group acquires traffic from Baidu Union partners and is responsible for service fulfillment and pricing. The services which the Group provided to customers through Baidu Union partners’ online properties include CPC, other performance-based online marketing services and online display advertising services. These services are provided in the same way to customers as those through Baidu’s own platforms or properties. As the principal, the Group recognizes revenue from Baidu Union on a gross basis. Payments made to Baidu Union partners are recorded as traffic acquisition costs, which are included in “Cost of revenue” in the consolidated statements of comprehensive income.
Sales incentives
The Group provides major sales incentives to third-party agents, which are identified as customers, that entitle them to receive price reductions on the online marketing services by meeting certain cumulative consumption requirements. The Group accounts for these incentives granted to customers as variable consideration and net them against revenue. The amount of variable consideration is measured based on the expected value of incentives to be provided to customers.
Others
Cloud services
The Group provides a wide range of cloud services generally on either a subscription or consumption basis. Revenue related to cloud services provided on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services provided on a consumption basis, such as the amount of storage used in a period, is recognized based on the customer’s utilization of such resources.
The Group provides cloud solutions for customers in various industries. Revenue related to cloud solutions, which mainly include significant integrated products and services, is recognized over time if one of the following criteria is met: (i) the customer simultaneously receives and consumes the benefits as the Group performs; (ii) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (iii) the asset delivered has no alternative use and the Group has an enforceable right to payment for performance completed to date. For performance obligations satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation. Otherwise, revenue is recognized at a point in time when a customer obtains control of a promised asset or service and the Group satisfies its performance obligation.
Video membership services
The Group offers membership services through iQIYI to subscribing members with various privileges. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as “Customer deposits and deferred revenue” and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Group is the principal as the Group retains control over the service delivery to the subscribing members. For the sale of the right to other membership services through strategic cooperation with other parties, the Group recognizes revenue on a net basis when the Group does not control the specified services before they are transferred to the customer.

Contract assets and contract liabilities
Payment terms and conditions vary by customer and are based on the billing schedule established in the Group’s contracts or purchase orders with customers, although terms generally include a requirement of payment within one year.
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Group recognizes a contract asset or a contract liability on the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment.
Contract liabilities
are
 mainly related to fees for membership services to be provided over the membership period, which are
 primarily included in “Customer deposits and deferred revenue” and “Deferred revenue” on the consolidated balance sheets. Balances of contract liabilities were RMB
8.4 billion and RMB
8.7
 billion (US$
1.2
billion) as of December 31, 2024 and 2025, respectively. Revenue recognized for the year ended December 31, 2025 that was included in contract liabilities as of January 1, 2025 was RMB7.2 billion (US$1.0
b
illion).
Contract assets mainly represent unbilled amounts related to the Group’s rights to consideration from the customers and are included in “Other current assets, net” on the consolidated balance sheets. As of December 31, 2024 and 2025, contract assets net of allowance for credit losses were
RMB
2.4
billion and RMB
1.9
billion (US$
272
million) respectively.
The Group’s disaggregated revenue disclosures are presented in Note 25.
Cost of Revenue
Cost of revenue consists primarily of content costs, traffic acquisition costs, bandwidth costs, depreciation costs, server custody fees, cost of goods sold and salaries and benefits for operation and service personnel. Traffic acquisition costs mainly represent the amounts paid or payable to Baidu Union partners who direct search queries to the Group’s websites or distribute the Group’s customers’ paid links through their properties.
Advertising, Marketing and Promotional Expenses
Advertising, marketing and promotional expenses, including advertisements through various forms of media and kinds of marketing and promotional activities, are included in “Selling, general and administrative” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising, marketing and promotional expenses for the years ended December 31, 2023, 2024 and 2025 were RMB13.2 billion, RMB13.8 billion and RMB15.1 billion (US$2.2 billion), respectively.
Research and Development Expenses
Research and development expenses primarily consist of salaries and benefits for research and development personnel, server depreciation expenses and server custody fees. The Group expenses research and development costs as they are incurred, except for (i) costs to develop internal-use software or add significant upgrades and enhancements resulting in additional functionality to internal-use software that meet the capitalization criteria in accordance with ASC Subtopic 350-40,
Intangibles-Goodwill and Other, Internal-Use Software
; and (ii) costs incurred to develop software to be sold/licensed or embedded in its products sold to customers, which are capitalized once technology feasibility is established, which is when a completed detail program design of the product is available in accordance with ASC Subtopic 985-20,
Costs of Software to be Sold, Leased or Marketed
. The Group evaluates the useful lives of these assets on an annual basis.
Government Subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The government subsidies of operating nature with no further conditions to be met are recorded as a reduction of operating expenses in “Selling, general and administrative” in the consolidated statements of comprehensive income when received. The government subsidies with certain conditions are recorded as “Deferred income” when received and is recognized as income in “Others, net” or as a reduction of specific costs and expenses when the conditions are met for which the grants are intended to compensate. Government subsidies related to an asset are recognized as “Deferred income” when received. Once the conditions are met, the deferred income is recognized ratably over the expected useful life of the related asset as a reduction to the related amortization or depreciation in the consolidated statements of comprehensive income.

For the years ended December 31, 2023, 2024 and 2025, government subsidies recorded as a reduction of costs and expenses
w
ere
R
MB
768
million, RMB
1.0
billion and RMB
689
million (US$
99
million), respectively.
For the year ended December 31, 2025, government subsidies recorded as a reduction of assets
were RMB
86 million
 (US$12 million).
Income Taxes
The Group recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not
to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.
Deferred income taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free
liquidation.
The Group applies the provisions of ASC Topic 740,
Income Taxes
(“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. The Group does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2020 – 2025 remain open to examination by the respective tax authorities. The Group may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.
Share-based Compensation
The Group accounts for share-based compensation in accordance with ASC Topic 718,
Compensation-Stock Compensation
(“ASC 718”)
.
The Group has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.
Forfeitures are estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Group recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.
Earnings Per Share (“EPS”)
The Group computes earnings per Class A and Class B ordinary shares in accordance with ASC Topic 260,
Earnings Per Share
(“ASC 260”), using the
two-class
method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Group adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities such as share options, restricted shares and convertible senior notes have been excluded from the computation of diluted net earnings per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of nonvested share options and restricted shares and contracts that may be settled in the Group’s stock or cash. The dilutive effect of outstanding share options, restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does not assume the conversion of such shares. The Group adjusts for the securities issued by subsidiaries and equity method investees in the calculation of income available to ordinary shareholders of the Company used in the diluted earnings per share calculation.
The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.
For the purposes of calculating the Group’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.
Treasury Stock
The Company accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury stock” on the consolidated balance sheets. At retirement of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is charged to “Retained earnings”.
Contingencies
The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.
When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, unless it is immaterial or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.
Concentration of Risks
Concentration of credit risk
Financial instruments that are potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, debt investments, accounts receivable, contract assets, receivables from online payment agencies, amounts due from related parties and long-term time deposits and held-to-maturity
investments. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2025, the Group has RMB
239.4 billion (US$34.2
billion) in cash and cash equivalents, restricted cash, short-term investments, long-term time deposits and held-to-maturity investments, which is held by financial institutions in Chinese mainland and international financial institutions outside of Chinese mainland. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and cash equivalents, restricted cash, short-term investments, long-term time deposits and held-to-maturity investments back in full. The Group continues to monitor the financial strength of the financial institutions,
 63% and 37
% of which are held by financial institutions in Chinese mainland and international financial institutions outside of Chinese mainland, respectively. The Group’s total cash and cash equivalents, restricted cash, short-term investments, long-term time deposits and held-to-maturity held at the top three financial institutions in Chinese mainland representing
 12%, 10% and 8
% of the Group’s total cash and cash equivalents, restricted cash, short-term investments, long-term time deposits and held-to-maturity investments as of December 31, 2025, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Group does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and debt investments held at the PRC state-owned banks. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (“PBOC”) was implemented by the Chinese government. Deposits in the licensed banks in Chinese mainland are protected by DIS, up to a limit of RMB
0.5 million. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of HK$0.5 million. In the event of bankruptcy of one of the financial institutions in which the Group has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Group selected reputable international financial institutions with high rating rates to place its foreign currencies. The Group regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.
Accounts receivable, contract assets and receivables from online payment agencies are typically unsecured and derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for credit losses and actual losses have generally been within management’s expectations. As of December 31, 2025, the Group had no single customer with a balance exceeding 10% of the total accounts receivable, contract assets, and receivables from online payment agencies.
No customer generated greater than 10
% of revenue during the years presented.
Amounts due from related parties are typically unsecured. In evaluating the collectability of the amounts due from related parties, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. The Group maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks
The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; cybersecurity regulations; brand maintenance and enhancement; risks associated with the Group’s ability to anticipate user preferences and provide high-quality content in a cost-effective manner; risks associated with the Group’s ability to attract and retain employees necessary to support its growth and risks related to health epidemics, severe weather conditions and other outbreaks.
The Group’s operations could be adversely affected by significant political, economic and social uncertainties and epidemic in Chinese mainland.
Currency convertibility risk
Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Foreign exchange transactions, including foreign currency payments, require the approval of the People’s Bank of China and/or regulatory institutions.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Group are the U.S. dollars and the RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, long-term investments, long-term time deposits and held-to-maturity
investments, notes payable, long-term loans and convertible senior notes denominated in the U.S. dollars. The depreciation of the
U.S. dollars against the RMB was approximately
 4.19
% in 2025. Most of the revenue and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term investments, long-term time deposits and held-to-maturity investments, notes payable, long-term loans and convertible senior notes are denominated in the U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the U.S. dollar in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenue, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars.

Derivative Instruments
ASC Topic 815,
Derivatives and Hedging
(“ASC 815”), requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
(“ASU 2024-03”), which improves financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Company is currently evaluating the provisions of this ASU.
In November 2024, the FASB issued ASU 2024-04,
Debt—Debt with Conversion and Other Options (Subtopic 470-20)
(“ASU 2024-04”). This new guidance clarifies the assessment of whether a transaction should be accounted for as an induced conversion or extinguishment of convertible debt when changes are made to conversion features as part of an offer to settle the instrument. The guidance is effective for fiscal years beginning after December 15, 2025, with early adoption permitted, and it can be adopted either on a prospective or retrospective basis. The Company is currently in the process of evaluating the disclosure impact of adopting ASU 2024-04.
In July 2025, the FASB issued ASU 2025-05,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
(“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.
In September 2025, the FASB issued ASU 2025-06,
Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software
(ASU 2025-06)
.
The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Company is currently evaluating the impact of the new standard and do not expect to have a material impact on its consolidated financial statements resulting from adoption of the new standard.
In December 2025, the FASB issued ASU 2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities
(“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company is currently in the process of evaluating the disclosure impact of
adopting ASU 2025-10.